Deferred share units (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Compensation expenses	$ 29	$ 43	$ 43	$ 142
Deferred share unit [member]
IfrsStatementLineItems [Line Items]
Compensation expenses			131
Equity Settled Deferred Share Units [Member]
IfrsStatementLineItems [Line Items]
Compensation expenses			$ 411